Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
24.	Subsequent Events

i.	Share consolidation:

On August 26, 2025, the Company implemented a 1-for-3.125 Reverse Stock Split on its common shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number. All share and per share data in these consolidated financial statements have been retroactively restated to reflect the effect of the reverse stock split.

On January 12, 2026, the Company implemented a 1-for-5 Reverse Stock Split on its common shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number. All share and per share data in these consolidated financial statements have been retroactively restated to reflect the effect of the reverse stock split.

ii.	First Towers Closing:

On August 22, 2025, the Company consummated the Business Combination pursuant to the SEA, as amended on August 19, 2025, with FTFC, pursuant to which all of the common shares of FTFC have been acquired by Akanda and in exchange, Akanda will issue Class A Special Shares and Class B Special Shares and cash payable over time and evidenced by a promissory note.

As a result of the closing, which was effective on August 21, 2025 but dated as of August 19, 2025, FTFC became a wholly owned subsidiary of the Company.

ii.	First Towers Closing (continued):

The Company did not issue any of its common shares as of the closing, as originally contemplated by the SEA. On August 29, 2025, the Company held a Special Meeting of Shareholders and approved the creation of new classes of securities, including Class A Special Shares convertible into Company common shares on a one for one basis, Class B Special Shares convertible into Company common shares on a one for one basis, and “blank check” preferred shares. After the Special Meeting and the approval of the new classes of securities, the Company issued 28,986 Class A Special Shares in accordance with the terms of the SEA, as amended. The Company intends to hold a second special meeting of shareholders to seek approval for the issuance of an aggregate of 955,194 Class B Special Shares issuable to the former FTFC shareholders pursuant to the terms of the SEA, as amended.

iii.	Assumption of FTFC Indebtedness:

In connection with the Business Combination and the closing, the Company entered into a Debt Settlement Agreement and a Convertible Promissory Note with each of PGC Finco Inc. (“PGC”) and Dunstan Holdings Ltd. (“Dunstan”).

Pursuant to the PGC Settlement Agreement, in satisfaction of all indebtedness of FTFC to PGC through the closing, the Company assumed indebtedness of FTFC in the aggregate principal amount of US$4,153,078 which is evidenced by a convertible promissory note (the “PGC Note”), and the Company agreed to pay to PGC a cash payment of $500,000 and issue to PGC, upon shareholder approval therefor, 111,432 (post-reverse split) Class B Special Shares.

Pursuant to the Dunstan Settlement Agreement, in satisfaction of all indebtedness of FTFC to Dunstan through the closing, the Company assumed indebtedness of FTFC in the aggregate principal amount of US$756,917.28 which is evidenced by a convertible promissory note (the “Dunstan Note”), and the Company agreed to issue to Dunstan, upon shareholder approval therefor, 35,044 (post-reverse stock split) Class B Special Shares.

Each of the PGC Note and the Dunstan Note (collectively, the “Notes”) has a maturity date of August 19, 2031, has an interest rate of 8-1/2% per annum payable semiannually in arrears, and are secured by all of the assets of the Company. Each Note may be converted from time to time by either the Company or the holder of the Note, into common shares of the Company, subject to first obtaining approval from the shareholders of the Company at the Second Shareholder Meeting. The conversion price shall be a price per share equal to the greater of (a) $1.36 and (b) a ten percent discount to the seven trading day VWAP immediately prior to receipt of the conversion notice.

iv.	Consideration Note:

In connection with the Business Combination and the closing, the Company entered into a promissory note with a Shareholder (the “Consideration Note”) , in lieu of the Company issuing Class A Special Shares and Class B Special Shares as consideration to such shareholder. The Consideration Note is in the principal amount of US$14,133,966. It has a maturity date of August 19, 2027 and has an interest rate of 16% per annum payable quarterly. In addition, the Company paid to the holder of the Consideration Note a commitment fee of $424,018.98.

The Consideration Note is secured by all of the assets of the Company pursuant to a General Security Agreement dated as of August 19, 2025, but such security interest has been subordinated to the Notes and the security interest held by PGC and Dunstan.

v.	Convertible Note Transaction:

On September 12, 2025, the Company entered into a Securities Purchase Agreement dated September 11, 2025 (the “Purchase Agreement”) with the Selling Stockholders, to issue and sell to each of the Selling Stockholders a convertible promissory note (each, individually, a “September Note” and collectively, the “September Notes”), for aggregate gross proceeds to the Company of $12,000,000, before deducting fees to the Placement Agent (as defined below) and other expenses payable by the Company in connection with the offering (the “September Offering”). The closing of the September Offering occurred on September 12, 2025.

The Company intends to use the net proceeds from the sale of the September Notes for (i) marketing purposes of up to $3.5 million, (ii) for the renewal and continued development of the Company’s Gabriola, B.C. site, (iii) working capital and general corporate purposes of up $3 million and (iv) up to $7 million to be used for the repayment of certain indebtedness. Subsequent to the closing of the September Offering, the Company entered into a Consulting Agreement with IR Agency LLC, for IR Agency to provide six months of marketing and advertising services to the Company for a fee of $3.5 million, payable in advance.

Univest Securities, LLC (the “Placement Agent”) acted as placement agent for the September Offering.

The maturity date of each September Note is the 12-month anniversary of the issuance date of such September Note, and is the date upon which the principal amount, as well as any other fees, shall be due and payable. The September Notes bear interest at a rate of 10% per annum.

Each Selling Stockholder has the right, at any time, to convert all or any portion of the then outstanding and unpaid principal amount and interest if any (including any costs, fees and charges) into the Company’s common shares, no par value (the “Common Shares”) at a conversion price (the “Conversion Price”) equal to the lower of (i) $14.40 per share (the “Initial Conversion Price”), (ii) 85% of the VWAP (as defined in the September Notes) of the Common Shares during the five consecutive Trading Day (as defined in the September Notes) period ending and including the Trading Day immediately preceding the delivery of the Conversion Notice (as defined in the September Notes); or (iii) 85% of the Closing Sale Price (as defined in the September Notes) on the Trading Day prior to the Conversion Notice being submitted; provided, however, that in no event shall the Conversion Price equal a price per share that is less than $3.39.

In addition, the Company entered into an engagement letter with the Placement Agent dated August 11, 2025, pursuant to which the Placement Agent agreed to serve as the placement agent for the issuance and sale of securities of the Company. As compensation for such placement agent services, the Company has agreed to pay the Placement Agent an aggregate cash fee equal to 2.5% of the gross proceeds received by the Company from the Offering, plus $50,000 for its fees and expenses. Accordingly, the Company paid the Placement Agent $300,000 in cash fees in relation to the September Offering.

vi.	Amendment to Option Agreement with 1107385 B.C. Ltd:

On September 24, 2025, the Company entered an Amendment No. 1 to Amended and Restated Option to Purchase (the “Amendment”) with 1107385 B.C. LTD. The Amendment extended the option term contained in the agreement to September 25, 2027. In exchange for such extension, the Company shall pay to the Owner a total of $250,000, of which $150,000 was paid at signing and $100,000 shall be paid on the 12-month anniversary of the Amendment.

Additionally, the Company agreed (a) certain common shares, no par value, of the Company, owned by the Owner and (b) shall pay to the Owner a specified “Value” (as defined as (i) the product of the number of the Company’s common shares multiplied by the closing price of the common shares on the Nasdaq Capital Market (or such other trading market or quotation system such shares are then traded or quoted) on the date of Registration, and (ii) subtracting the result of subsection (i) from US $600,000.) in cash from the proceeds of the Company’s next capital raising transaction

24.	Subsequent Events

Subsequent to the year ended December 31, 2024, the Company:

i.	Lent out the following loans, pursuant to the Company’s $1,000,000 aggregate loan facility to First Towers & Fiber Corp.:

a.	On January 24, 2025, the Company has lent an amount of $30,000 to First Towers & Fiber Corp., a company controlled by Chris Cooper, a director of the Company. The loan is unsecured, bears interest of 20% per annum and payable within 12 months.

b.	On February 14, 2025, the Company has lent an amount of $170,000 to First Towers & Fiber Corp., a company controlled by Chris Cooper, a director of the Company. The loan is unsecured, bears interest of 20% per annum and payable within 12 months.

c.	During April 2025, the Company has lent an amount of $200,000 to First Towers & Fiber Corp., a company controlled by Chris Cooper, a director of the Company. The loan is unsecured, bears interest of 20% per annum and payable within 12 months.

ii.	Enter into a Business Combination Transaction:

On March 5, 2025, the Company entered into a Share Exchange Agreement (the “SEA”) with First Towers & Fibers Corp., a corporation existing under the laws of the Province of British Columbia (“FTFC”) and the common shareholders of FTFC (the “Shareholders”). Subject to the terms and conditions set forth in the SEA, the parties will enter into a business combination transaction (the “Business Combination”), pursuant to which, among other things, all of the common shares of FTFC (the “Exchanged Shares”) shall be exchanged for either common shares, no par value, of the Company (the “Purchaser Shares”), or cash, and FTFC shall be continuing as a wholly owned subsidiary of the Company.

FTFC is a private company that develops, constructs and owns telecommunications infrastructure in Mexico. The Company and FTFC have previously entered into and announced a non-binding letter of intent with respect to the Business Combination which set out the basic terms and conditions of the Business Combination. A co-founder, shareholder, executive and director of FTFC is Christopher Cooper, a director of the Company. The Company can give no assurance when or if the Business Combination will be consummated.

Substantially all of the Shareholders will receive consideration equal to one Purchaser Share for every 2.5 Exchanged Shares held immediately prior to the closing so exchanged in the Business Combination, or an aggregate of approximately 15.3 million Purchaser Shares, subject to adjustment as described in the SEA, including adjustments as a result of any reverse stock split or consolidation of the Purchaser Shares. The remaining Shareholders will instead receive as consideration an aggregate of US$14,100,000, payable by the Company 18 months after the closing of the Business Combination. The Company also agreed to assume outstanding options granted by FTFC and certain indebtedness of FTFC.

Within three business days of the execution date, the Company shall advance to FTFC a $1,000,000 loan on the same terms as the Company’s November 21, 2024 Bridge Loan Agreement with FTFC, pursuant to which the Company loaned to FTFC US$350,000. See above clause i. for additional information regarding amounts drawn down under this obligation.

Following the closing of the Business Combination, the Company agreed to use commercially reasonable efforts to raise additional funds of at least $4,000,000 and a maximum of $10,000,000 compromising of: (i) a debt or equity financing by the Company of at least $2,000,000 and a maximum $5,000,000 within four months of the closing date; and (ii) a subsequent debt or equity financing to raise an additional amount of at least $2,000,000 and a maximum of $5,000,000 within seven months of the closing date, of which the type of securities offered and offering price will be determined in the context of the market by the Company.

On March 31, 2025, the Company entered into a First Amendment to the SEA with FTFC pursuant to which the “End Date” specified in the SEA has been amended to June 30, 2025.

iii.	Issued the following shares:

Commencing on March 25, 2025, the Company entered into a series of Subscription Agreements with the investors signatory thereto pursuant to which the Company sold to the Investors an aggregate of 14,628 restricted common shares of the Company at a subscription price per share of $21.88, or aggregate gross proceeds to the Company of approximately $320,000.

iv.	Cease its UK operation:

On March 25, 2025, after evaluating the current state of the Company’s business of importing and distributing cannabis-based products in the United Kingdom through its Canmart subsidiary, the Company’s Board of Directors has determined to discontinue and cease its U.K operations and shut down Canmart. The Board came to this conclusion after receiving notification from Canmart’s directors that they intend to resign and the difficulty in finding qualified replacements, determining that the expense and timing of renewing its license to operate in the U.K. when compared to projected near-term future revenues is not cost effective, and evaluating the continued potential exposure to Canmart’s existing lawsuits, among other things.

v.	Appointed a new director:

On April 10, 2025, the Company appointed Usama Chaudhry to the Board of Directors.